Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Central Fund
December 31, 2021
TP1-NPRT1-0322
1.811341.117
Nonconvertible Bonds - 34.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.55% 12/1/33	53,719,000	52,539,444
3.8% 12/1/57	88,627,000	92,266,186
4.3% 2/15/30	13,106,000	14,750,671
4.45% 4/1/24	2,179,000	2,325,815
4.75% 5/15/46	10,000,000	12,076,354
4.9% 6/15/42	5,000,000	6,023,456
6.2% 3/15/40	7,609,000	10,156,880
Verizon Communications, Inc.:
2.987% 10/30/56	65,611,000	62,106,881
3% 3/22/27	5,629,000	5,948,020
3.15% 3/22/30	9,123,000	9,651,689
4.862% 8/21/46	27,196,000	35,002,078
5.012% 4/15/49	3,772,000	4,992,740
		307,840,214
Entertainment - 0.2%
NBCUniversal, Inc. 5.95% 4/1/41	6,541,000	9,362,059
The Walt Disney Co.:
3.6% 1/13/51	25,350,000	28,667,473
3.8% 5/13/60	25,000,000	28,961,563
		66,991,095
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	28,212,000	28,628,412
4.908% 7/23/25	18,965,000	20,882,518
5.375% 5/1/47	71,848,000	85,758,183
5.75% 4/1/48	11,687,000	14,574,372
6.484% 10/23/45	9,303,000	12,704,058
Comcast Corp.:
3.3% 4/1/27	6,795,000	7,303,427
3.4% 4/1/30	6,970,000	7,606,840
3.75% 4/1/40	2,448,000	2,740,600
3.9% 3/1/38	5,001,000	5,659,624
4.65% 7/15/42	11,795,000	14,433,600
Discovery Communications LLC:
3.625% 5/15/30	14,753,000	15,771,934
4.65% 5/15/50	39,956,000	46,872,592
Fox Corp.:
3.666% 1/25/22	3,564,000	3,571,033
4.03% 1/25/24	6,266,000	6,617,469
4.709% 1/25/29	9,069,000	10,351,339
5.476% 1/25/39	8,943,000	11,533,444
5.576% 1/25/49	5,934,000	8,099,293
Time Warner Cable LLC:
4.5% 9/15/42	19,701,000	21,478,268
5.5% 9/1/41	8,397,000	10,180,616
5.875% 11/15/40	7,566,000	9,441,705
6.55% 5/1/37	73,937,000	96,729,635
6.75% 6/15/39	10,675,000	14,544,048
7.3% 7/1/38	16,247,000	22,994,590
		478,477,600
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	25,540,000	27,657,272
3.875% 4/15/30	36,970,000	40,436,066
4.375% 4/15/40	5,513,000	6,302,378
4.5% 4/15/50	10,830,000	12,675,467
		87,071,183
TOTAL COMMUNICATION SERVICES		940,380,092
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
3.45% 4/10/22	1,250,000	1,253,823
4% 1/15/25	14,536,000	15,441,782
4.25% 5/15/23	9,840,000	10,240,369
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (b)	24,305,000	24,503,499
3.125% 5/12/23 (b)	21,172,000	21,765,395
		73,204,868
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249,000	260,294
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	2,498,000	2,648,063
3.5% 7/1/27	7,113,000	7,713,714
3.6% 7/1/30	8,445,000	9,332,219
4.2% 4/1/50	4,263,000	5,159,544
		24,853,540
Household Durables - 0.1%
D.R. Horton, Inc. 2.6% 10/15/25	34,514,000	35,626,203
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	19,745,000	20,547,931
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	3,310,000	3,780,987
AutoZone, Inc.:
3.625% 4/15/25	4,758,000	5,073,753
4% 4/15/30	22,128,000	24,757,775
Lowe's Companies, Inc. 4.5% 4/15/30	16,112,000	18,702,843
O'Reilly Automotive, Inc. 4.2% 4/1/30	4,968,000	5,594,786
The Home Depot, Inc. 2.5% 4/15/27	3,139,000	3,273,520
		61,183,664
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 2.75% 3/27/27	6,632,000	7,025,957
TOTAL CONSUMER DISCRETIONARY		222,702,457
CONSUMER STAPLES - 2.1%
Beverages - 1.6%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	37,610,000	40,380,133
4.7% 2/1/36	46,768,000	55,679,640
4.9% 2/1/46	50,530,000	63,434,688
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,000,000	10,960,515
4.35% 6/1/40	10,000,000	11,753,180
4.5% 6/1/50	12,500,000	15,410,227
4.6% 6/1/60	10,000,000	12,376,736
4.75% 4/15/58	26,711,000	33,024,554
5.45% 1/23/39	23,200,000	30,363,149
5.55% 1/23/49	54,331,000	75,164,648
5.8% 1/23/59 (Reg. S)	55,947,000	80,890,802
Molson Coors Beverage Co.:
3% 7/15/26	48,345,000	50,604,957
5% 5/1/42	3,080,000	3,720,846
PepsiCo, Inc.:
2.625% 3/19/27	2,862,000	2,996,667
2.75% 3/19/30	18,600,000	19,634,179
The Coca-Cola Co.:
3.375% 3/25/27	24,531,000	26,497,494
3.45% 3/25/30	14,988,000	16,593,014
		549,485,429
Food & Staples Retailing - 0.2%
Sysco Corp.:
3.25% 7/15/27	11,011,000	11,708,861
6.6% 4/1/50	25,587,000	39,748,785
		51,457,646
Food Products - 0.3%
Archer Daniels Midland Co. 3.25% 3/27/30	6,931,000	7,533,746
General Mills, Inc. 2.875% 4/15/30	3,013,000	3,144,428
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (b)	38,495,000	38,062,316
3.625% 1/15/32 (b)	3,685,000	3,698,856
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)	4,495,000	4,849,026
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)	35,440,000	35,440,000
5.5% 1/15/30 (b)	4,455,000	4,844,813
6.5% 4/15/29 (b)	3,515,000	3,866,500
		101,439,685
Household Products - 0.0%
Kimberly-Clark Corp. 3.1% 3/26/30	1,764,000	1,900,694
Tobacco - 0.0%
Altria Group, Inc.:
5.375% 1/31/44	6,787,000	7,833,827
5.95% 2/14/49	2,618,000	3,267,083
		11,100,910
TOTAL CONSUMER STAPLES		715,384,364
ENERGY - 3.7%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	519,000	557,935
4.85% 11/15/35	7,402,000	8,699,344
		9,257,279
Oil, Gas & Consumable Fuels - 3.7%
Canadian Natural Resources Ltd. 3.8% 4/15/24	619,000	649,220
Columbia Pipeline Group, Inc. 4.5% 6/1/25	6,628,000	7,219,237
DCP Midstream Operating LP:
3.875% 3/15/23	14,468,000	14,822,177
4.95% 4/1/22	2,315,000	2,315,000
5.6% 4/1/44	13,506,000	16,801,464
6.45% 11/3/36 (b)	10,621,000	13,899,490
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	10,510,000	11,168,846
Enable Midstream Partners LP 3.9% 5/15/24 (c)	6,444,000	6,728,581
Enbridge, Inc.:
4% 10/1/23	13,445,000	14,037,297
4.25% 12/1/26	8,321,000	9,145,387
Energy Transfer LP:
3.75% 5/15/30	10,391,000	11,010,883
4.2% 9/15/23	5,509,000	5,752,977
4.25% 3/15/23	4,861,000	4,995,125
4.5% 4/15/24	6,244,000	6,617,725
4.95% 6/15/28	18,799,000	21,146,995
5% 5/15/50	23,229,000	26,729,564
5.25% 4/15/29	10,158,000	11,634,973
5.4% 10/1/47	6,651,000	7,804,703
5.8% 6/15/38	10,481,000	12,695,167
6% 6/15/48	26,826,000	33,326,704
6.25% 4/15/49	7,637,000	9,975,919
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	9,224,505
3.75% 2/15/25	285,000	302,833
Hess Corp.:
4.3% 4/1/27	20,842,000	22,698,023
7.125% 3/15/33	4,791,000	6,401,402
7.3% 8/15/31	6,610,000	8,800,880
7.875% 10/1/29	20,178,000	27,304,584
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,645,000	2,209,297
MPLX LP:
4.5% 7/15/23	9,347,000	9,730,573
4.8% 2/15/29	5,370,000	6,131,560
4.875% 12/1/24	12,572,000	13,645,594
5.5% 2/15/49	16,108,000	20,569,899
Occidental Petroleum Corp.:
3.5% 8/15/29	9,098,000	9,346,375
4.3% 8/15/39	1,326,000	1,322,380
4.4% 8/15/49	1,327,000	1,343,588
5.55% 3/15/26	26,200,000	29,168,460
6.2% 3/15/40	7,169,000	8,817,870
6.45% 9/15/36	15,883,000	20,250,904
6.6% 3/15/46	28,439,000	36,899,603
7.5% 5/1/31	29,749,000	39,138,528
Ovintiv Exploration, Inc. 5.625% 7/1/24	28,150,000	30,986,988
Ovintiv, Inc.:
5.15% 11/15/41	5,000,000	5,463,825
8.125% 9/15/30	13,383,000	17,796,041
Petroleos Mexicanos:
4.5% 1/23/26	24,688,000	24,959,568
5.35% 2/12/28	3,500,000	3,484,250
5.95% 1/28/31	7,064,000	6,856,142
6.35% 2/12/48	14,404,000	12,356,832
6.49% 1/23/27	37,360,000	39,825,760
6.5% 3/13/27	21,300,000	22,644,669
6.75% 9/21/47	102,130,000	90,129,725
6.84% 1/23/30	77,731,000	80,548,749
6.95% 1/28/60	18,760,000	16,555,700
7.69% 1/23/50	117,141,000	112,455,360
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	6,178,263
3.6% 11/1/24	6,641,000	6,941,695
3.65% 6/1/22	9,399,000	9,445,145
3.8% 9/15/30	15,976,000	16,682,821
Sabine Pass Liquefaction LLC 4.5% 5/15/30	33,855,000	38,189,216
Shell International Finance BV 4.375% 5/11/45	6,392,000	7,766,004
Southeast Supply Header LLC 4.25% 6/15/24 (b)	10,683,000	10,896,660
The Williams Companies, Inc.:
3.5% 11/15/30	36,437,000	38,729,173
3.7% 1/15/23	26,582,000	27,168,196
3.9% 1/15/25	4,336,000	4,607,701
4.3% 3/4/24	20,381,000	21,506,542
4.5% 11/15/23	6,265,000	6,600,158
4.55% 6/24/24	70,596,000	75,544,963
Western Gas Partners LP:
3.95% 6/1/25	3,918,000	4,105,849
4.5% 3/1/28	3,100,000	3,371,250
4.65% 7/1/26	9,376,000	10,204,792
4.75% 8/15/28	5,504,000	6,081,920
		1,279,868,249
TOTAL ENERGY		1,289,125,528
FINANCIALS - 16.0%
Banks - 6.8%
Bank of America Corp.:
2.299% 7/21/32 (c)	80,000,000	78,656,554
3.3% 1/11/23	32,511,000	33,400,852
3.419% 12/20/28 (c)	23,187,000	24,755,943
3.5% 4/19/26	34,343,000	36,993,870
3.705% 4/24/28 (c)	58,915,000	63,936,439
3.864% 7/23/24 (c)	46,066,000	47,994,245
3.95% 4/21/25	19,377,000	20,712,098
4.183% 11/25/27	22,749,000	24,890,659
4.2% 8/26/24	24,032,000	25,758,916
4.25% 10/22/26	20,189,000	22,276,583
4.271% 7/23/29 (c)	2,000,000	2,229,883
4.45% 3/3/26	3,182,000	3,503,247
Barclays PLC:
2.852% 5/7/26 (c)	34,514,000	35,596,240
4.375% 1/12/26	28,767,000	31,448,010
5.088% 6/20/30 (c)	35,020,000	39,724,317
5.2% 5/12/26	11,811,000	13,179,541
BB&T Corp. 3.95% 3/22/22	3,300,000	3,315,588
BNP Paribas SA 2.219% 6/9/26 (b)(c)	32,804,000	33,109,137
CIT Group, Inc. 3.929% 6/19/24 (c)	5,620,000	5,802,218
Citigroup, Inc.:
2.7% 10/27/22	88,772,000	90,168,899
3.142% 1/24/23 (c)	35,705,000	35,750,156
3.352% 4/24/25 (c)	23,697,000	24,743,195
3.875% 3/26/25	35,450,000	37,832,575
4.05% 7/30/22	34,759,000	35,467,270
4.3% 11/20/26	52,072,000	57,616,398
4.4% 6/10/25	11,010,000	11,990,193
4.412% 3/31/31 (c)	45,100,000	51,506,888
4.45% 9/29/27	69,500,000	77,493,895
5.5% 9/13/25	42,579,000	48,153,610
Citizens Financial Group, Inc. 2.638% 9/30/32	35,537,000	35,103,197
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	12,091,000	12,641,229
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	35,920,000	36,695,071
Discover Bank 4.2% 8/8/23	259,000	271,992
Fifth Third Bancorp 3.5% 3/15/22	1,167,000	1,170,895
HSBC Holdings PLC:
2.099% 6/4/26 (c)	25,000,000	25,162,017
4.25% 3/14/24	10,444,000	11,028,041
4.95% 3/31/30	6,013,000	7,055,660
5.25% 3/14/44	2,847,000	3,713,662
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	21,002,000	22,508,469
5.71% 1/15/26 (b)	48,607,000	53,761,103
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	67,357,432
2.956% 5/13/31 (c)	18,323,000	18,971,151
3.797% 7/23/24 (c)	12,224,000	12,739,554
3.875% 9/10/24	90,088,000	95,553,645
4.125% 12/15/26	146,208,000	161,263,185
4.203% 7/23/29 (c)	3,000,000	3,355,895
4.452% 12/5/29 (c)	46,000,000	52,205,134
NatWest Group PLC:
3.073% 5/22/28 (c)	20,149,000	20,956,763
5.125% 5/28/24	125,085,000	134,901,048
6% 12/19/23	108,056,000	117,418,390
6.1% 6/10/23	49,671,000	52,952,379
6.125% 12/15/22	88,078,000	92,120,726
NatWest Markets PLC 2.375% 5/21/23 (b)	37,687,000	38,401,487
Rabobank Nederland 4.375% 8/4/25	36,518,000	39,559,678
Societe Generale:
1.038% 6/18/25 (b)(c)	55,000,000	53,728,858
1.488% 12/14/26 (b)(c)	40,199,000	39,151,594
Synchrony Bank 3% 6/15/22	12,252,000	12,358,713
UniCredit SpA 6.572% 1/14/22 (b)	27,546,000	27,585,941
Wells Fargo & Co.:
2.406% 10/30/25 (c)	19,840,000	20,335,405
4.478% 4/4/31 (c)	60,800,000	70,632,434
Westpac Banking Corp. 4.11% 7/24/34 (c)	17,722,000	19,125,535
		2,377,793,702
Capital Markets - 4.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	27,065,000	28,765,194
4.25% 2/15/24	10,069,000	10,692,288
Ares Capital Corp.:
3.875% 1/15/26	54,729,000	57,678,559
4.2% 6/10/24	42,554,000	44,903,143
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	48,618,000	49,646,439
3.75% 3/26/25	24,390,000	25,880,336
3.8% 6/9/23	43,060,000	44,612,282
3.869% 1/12/29 (b)(c)	9,005,000	9,639,172
4.194% 4/1/31 (b)(c)	40,079,000	44,200,652
4.55% 4/17/26	5,038,000	5,550,570
Deutsche Bank AG 4.5% 4/1/25	67,655,000	72,014,560
Deutsche Bank AG New York Branch:
3.3% 11/16/22	46,720,000	47,688,073
5% 2/14/22	44,782,000	44,984,998
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	39,755,000	39,142,614
3.2% 2/23/23	59,200,000	60,714,089
3.691% 6/5/28 (c)	21,000,000	22,613,729
3.75% 2/25/26	15,000,000	16,153,629
3.8% 3/15/30	67,720,000	74,547,276
4.25% 10/21/25	22,692,000	24,746,860
4.411% 4/23/39 (c)	3,000,000	3,583,645
5.15% 5/22/45	9,000,000	11,704,204
6.75% 10/1/37	30,816,000	43,693,967
Intercontinental Exchange, Inc. 3.75% 12/1/25	4,530,000	4,897,761
Moody's Corp.:
3.25% 1/15/28	10,681,000	11,450,319
3.25% 5/20/50	9,704,000	10,133,688
3.75% 3/24/25	21,924,000	23,420,883
4.875% 2/15/24	10,030,000	10,716,026
Morgan Stanley:
3.125% 1/23/23	122,810,000	125,919,814
3.125% 7/27/26	24,646,000	26,108,061
3.622% 4/1/31 (c)	41,803,000	45,552,439
3.7% 10/23/24	15,967,000	17,004,057
3.737% 4/24/24 (c)	90,600,000	93,729,464
4.1% 5/22/23	4,810,000	5,009,756
4.431% 1/23/30 (c)	54,318,000	61,898,498
4.875% 11/1/22	43,855,000	45,333,383
5% 11/24/25	102,478,000	114,717,732
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	25,500,000	27,160,071
State Street Corp.:
2.825% 3/30/23 (c)	2,834,000	2,848,842
2.901% 3/30/26 (c)	2,660,000	2,781,201
UBS Group AG:
1.494% 8/10/27 (b)(c)	24,731,000	24,125,814
4.125% 9/24/25 (b)	17,678,000	19,086,079
		1,455,050,167
Consumer Finance - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	47,436,000	47,349,956
2.45% 10/29/26	17,295,000	17,436,818
2.875% 8/14/24	28,486,000	29,299,696
3% 10/29/28	18,114,000	18,370,055
3.3% 1/23/23	13,000,000	13,273,460
3.3% 1/30/32	19,378,000	19,741,758
3.5% 5/26/22	1,625,000	1,639,367
4.125% 7/3/23	19,471,000	20,222,869
4.45% 4/3/26	15,328,000	16,649,616
4.875% 1/16/24	28,044,000	29,823,597
6.5% 7/15/25	15,770,000	18,021,005
Ally Financial, Inc.:
1.45% 10/2/23	9,655,000	9,699,305
3.05% 6/5/23	41,948,000	43,007,725
5.125% 9/30/24	9,461,000	10,337,248
5.75% 11/20/25	16,947,000	19,113,328
5.8% 5/1/25	68,233,000	76,998,751
8% 11/1/31	11,577,000	16,388,042
Capital One Financial Corp.:
2.6% 5/11/23	31,704,000	32,389,810
3.65% 5/11/27	57,194,000	61,611,991
3.8% 1/31/28	29,870,000	32,518,563
Discover Financial Services:
3.85% 11/21/22	9,161,000	9,402,327
3.95% 11/6/24	41,289,000	43,912,160
4.1% 2/9/27	5,722,000	6,201,995
4.5% 1/30/26	23,106,000	25,303,375
5.2% 4/27/22	8,179,000	8,296,956
Ford Motor Credit Co. LLC:
4.063% 11/1/24	79,422,000	83,565,446
5.584% 3/18/24	30,750,000	33,133,125
5.596% 1/7/22	30,379,000	30,400,265
Synchrony Financial:
2.85% 7/25/22	7,279,000	7,353,167
3.95% 12/1/27	37,530,000	40,300,441
4.25% 8/15/24	29,533,000	31,279,304
4.375% 3/19/24	24,886,000	26,255,370
5.15% 3/19/29	40,161,000	46,153,256
Toyota Motor Credit Corp.:
2.9% 3/30/23	32,287,000	33,181,117
3% 4/1/25	29,531,000	30,981,406
3.375% 4/1/30	9,583,000	10,501,625
		1,000,114,295
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP:
3.85% 2/1/25	450,000	475,773
4.05% 7/1/30	22,047,000	24,057,319
4.125% 6/15/26	26,610,000	28,822,994
4.125% 5/15/29	24,028,000	26,618,946
Equitable Holdings, Inc. 3.9% 4/20/23	3,067,000	3,173,710
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	29,300,000	31,419,123
Pine Street Trust I 4.572% 2/15/29 (b)	27,943,000	31,531,622
Pine Street Trust II 5.568% 2/15/49 (b)	29,500,000	38,896,367
		184,995,854
Insurance - 1.7%
AFLAC, Inc. 3.6% 4/1/30	9,937,000	10,953,610
AIA Group Ltd.:
3.2% 9/16/40 (b)	15,222,000	15,634,597
3.375% 4/7/30 (b)	30,867,000	33,351,522
American International Group, Inc.:
2.5% 6/30/25	50,600,000	52,173,446
3.4% 6/30/30	50,600,000	54,716,972
3.75% 7/10/25	40,830,000	43,688,890
Aon PLC 4% 11/27/23	13,880,000	14,527,130
Five Corners Funding Trust II 2.85% 5/15/30 (b)	41,367,000	42,864,081
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (b)	4,626,000	5,120,358
4.25% 6/15/23 (b)	2,019,000	2,108,788
4.569% 2/1/29 (b)	27,600,000	31,715,206
Lincoln National Corp. 3.4% 1/15/31	34,132,000	36,629,428
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	22,442,278
4.75% 3/15/39	9,035,000	11,266,515
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	20,812,000	23,031,326
Metropolitan Life Global Funding I 3% 1/10/23 (b)	223,000	228,313
New York Life Insurance Co. 3.75% 5/15/50 (b)	7,429,000	8,454,816
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	2,000	2,829
Pacific LifeCorp 5.125% 1/30/43 (b)	15,610,000	19,690,238
Progressive Corp. 3.2% 3/26/30	3,815,000	4,115,871
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	11,400,000	12,753,750
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)	16,941,000	17,667,258
4.9% 9/15/44 (b)	29,277,000	37,583,927
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	8,401,000	9,033,518
Unum Group:
3.875% 11/5/25	16,863,000	17,996,521
4% 3/15/24	600,000	633,449
4% 6/15/29	21,076,000	23,262,706
5.75% 8/15/42	29,395,000	35,887,062
		587,534,405
TOTAL FINANCIALS		5,605,488,423
HEALTH CARE - 1.8%
Biotechnology - 0.3%
AbbVie, Inc. 3.45% 3/15/22	41,088,000	41,125,586
Amgen, Inc. 1.65% 8/15/28	65,000,000	63,696,736
		104,822,322
Health Care Providers & Services - 1.0%
Aetna, Inc. 2.75% 11/15/22	52,000	52,676
Centene Corp.:
2.45% 7/15/28	32,380,000	31,894,300
2.625% 8/1/31	15,205,000	14,900,900
3.375% 2/15/30	17,480,000	17,801,457
4.25% 12/15/27	19,645,000	20,479,913
4.625% 12/15/29	30,530,000	32,925,384
Cigna Corp.:
3.05% 10/15/27	67,800,000	71,971,802
4.375% 10/15/28	29,050,000	33,015,344
4.8% 8/15/38	18,087,000	22,247,025
4.9% 12/15/48	18,071,000	23,349,992
CVS Health Corp.:
3% 8/15/26	2,965,000	3,130,789
3.625% 4/1/27	7,479,000	8,115,463
3.875% 7/20/25	20,803,000	22,356,732
HCA Holdings, Inc. 4.75% 5/1/23	1,040,000	1,089,266
Sabra Health Care LP 3.2% 12/1/31	39,949,000	39,039,785
Toledo Hospital 5.325% 11/15/28	9,969,000	11,171,554
		353,542,382
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	63,993,000	69,214,086
Elanco Animal Health, Inc.:
5.272% 8/28/23 (c)	15,106,000	16,073,011
5.9% 8/28/28 (c)	6,362,000	7,379,920
Mylan NV 4.55% 4/15/28	6,911,000	7,735,674
Utah Acquisition Sub, Inc. 3.95% 6/15/26	12,375,000	13,342,567
Viatris, Inc.:
1.125% 6/22/22	13,597,000	13,627,467
1.65% 6/22/25	4,370,000	4,353,438
2.7% 6/22/30	22,216,000	22,294,824
3.85% 6/22/40	9,677,000	10,248,684
4% 6/22/50	16,712,000	17,799,709
Zoetis, Inc. 3.25% 2/1/23	2,327,000	2,371,244
		184,440,624
TOTAL HEALTH CARE		642,805,328
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (b)	9,575,000	10,219,954
The Boeing Co.:
5.805% 5/1/50	12,370,000	16,750,537
5.93% 5/1/60	12,640,000	17,540,324
		44,510,815
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25	1,885,000	1,967,460
3.05% 4/15/30	1,519,000	1,628,766
3.7% 4/15/50	1,875,000	2,197,676
		5,793,902
Machinery - 0.3%
Daimler Trucks Finance North America LLC:
1.125% 12/14/23 (b)	30,000,000	30,008,447
1.625% 12/13/24 (b)	28,773,000	28,989,124
2% 12/14/26 (b)	30,000,000	30,127,999
Deere & Co.:
2.75% 4/15/25	3,746,000	3,913,172
3.1% 4/15/30	9,897,000	10,666,363
		103,705,105
Professional Services - 0.1%
Leidos, Inc.:
2.95% 5/15/23	16,357,000	16,747,934
3.625% 5/15/25	12,349,000	13,113,650
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	3,192,180
		33,053,764
Road & Rail - 0.0%
CSX Corp. 3.8% 4/15/50	5,875,000	6,686,078
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	6,049,000	6,123,886
3% 9/15/23	4,193,000	4,303,200
3.375% 7/1/25	28,656,000	29,900,246
3.875% 7/3/23	1,190,000	1,232,454
4.25% 2/1/24	28,366,000	29,885,320
4.25% 9/15/24	16,843,000	17,912,728
		89,357,834
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (b)	7,614,000	7,663,095
3.95% 7/1/24 (b)	10,113,000	10,596,389
4.375% 5/1/26 (b)	21,306,000	22,819,976
5.25% 5/15/24 (b)	21,769,000	23,353,628
		64,433,088
TOTAL INDUSTRIALS		347,540,586
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	5,972,000	6,299,822
5.85% 7/15/25	5,417,000	6,139,878
6.02% 6/15/26	7,709,000	8,910,459
6.1% 7/15/27	9,944,000	11,861,351
6.2% 7/15/30	8,607,000	10,860,908
		44,072,418
IT Services - 0.0%
MasterCard, Inc.:
3.3% 3/26/27	3,028,000	3,272,151
3.35% 3/26/30	4,213,000	4,634,509
		7,906,660
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (b)	7,184,000	7,102,370
2.45% 2/15/31 (b)	61,131,000	59,939,745
2.6% 2/15/33 (b)	61,131,000	59,596,359
3.5% 2/15/41 (b)	49,365,000	50,649,398
3.75% 2/15/51 (b)	23,167,000	24,221,178
		201,509,050
Software - 0.4%
Oracle Corp.:
2.5% 4/1/25	24,552,000	25,127,296
2.8% 4/1/27	24,552,000	25,312,737
2.95% 4/1/30	24,600,000	24,879,602
3.6% 4/1/40	24,550,000	24,620,081
3.6% 4/1/50	24,550,000	24,037,861
3.85% 4/1/60	24,600,000	24,291,296
		148,268,873
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)	7,460,000	7,627,303
TOTAL INFORMATION TECHNOLOGY		409,384,304
MATERIALS - 0.0%
Chemicals - 0.0%
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	14,759,307
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	19,486,000	18,609,272
4.9% 12/15/30	17,745,000	21,314,932
American Homes 4 Rent LP 2.375% 7/15/31	3,169,000	3,105,732
Boston Properties, Inc.:
3.25% 1/30/31	16,564,000	17,354,090
4.5% 12/1/28	18,628,000	20,993,383
Corporate Office Properties LP:
2.25% 3/15/26	7,272,000	7,354,504
2.75% 4/15/31	5,118,000	5,088,676
Duke Realty LP:
3.25% 6/30/26	2,124,000	2,254,459
3.75% 12/1/24	4,721,000	5,004,950
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	6,066,000	6,261,456
3.5% 8/1/26	6,318,000	6,734,739
Healthpeak Properties, Inc.:
3.25% 7/15/26	2,733,000	2,901,963
3.4% 2/1/25	912,000	956,834
3.5% 7/15/29	3,125,000	3,388,558
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	42,015,239
Kimco Realty Corp. 3.375% 10/15/22	2,433,000	2,464,392
Kite Realty Group Trust:
4% 3/15/25	27,373,000	28,708,935
4.75% 9/15/30	42,235,000	46,717,097
LXP Industrial Trust (REIT):
2.7% 9/15/30	7,890,000	7,815,116
4.4% 6/15/24	8,117,000	8,532,099
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	22,119,000	21,558,919
3.375% 2/1/31	14,471,000	14,575,867
3.625% 10/1/29	26,970,000	27,992,674
4.375% 8/1/23	7,048,000	7,354,319
4.5% 1/15/25	12,446,000	13,295,969
4.5% 4/1/27	86,567,000	94,673,426
4.75% 1/15/28	28,933,000	31,921,732
4.95% 4/1/24	6,427,000	6,862,744
5.25% 1/15/26	28,200,000	31,359,243
Piedmont Operating Partnership LP 2.75% 4/1/32	6,300,000	6,159,866
Realty Income Corp.:
2.2% 6/15/28	3,445,000	3,477,231
2.85% 12/15/32	4,238,000	4,397,759
3.25% 1/15/31	4,502,000	4,840,832
3.4% 1/15/28	7,083,000	7,638,646
Regency Centers LP 3.7% 6/15/30	25,000,000	27,360,342
Retail Opportunity Investments Partnership LP:
4% 12/15/24	4,615,000	4,847,589
5% 12/15/23	3,475,000	3,672,501
SITE Centers Corp.:
3.625% 2/1/25	10,990,000	11,505,088
4.25% 2/1/26	15,247,000	16,287,687
Store Capital Corp.:
2.75% 11/18/30	8,515,000	8,444,172
4.625% 3/15/29	8,847,000	9,911,138
Ventas Realty LP:
2.5% 9/1/31	53,031,000	52,499,967
3% 1/15/30	35,454,000	36,590,358
3.5% 2/1/25	7,488,000	7,893,485
3.75% 5/1/24	7,900,000	8,273,440
4% 3/1/28	10,351,000	11,453,346
4.125% 1/15/26	7,649,000	8,322,961
4.375% 2/1/45	3,802,000	4,452,902
4.75% 11/15/30	41,973,000	48,884,849
Vornado Realty LP 2.15% 6/1/26	7,918,000	7,912,111
Welltower, Inc. 4% 6/1/25	4,568,000	4,919,690
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	6,712,886
4% 2/1/25	26,847,000	28,558,735
4.6% 4/1/24	14,578,000	15,476,428
		857,665,328
Real Estate Management & Development - 0.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	26,303,000	26,929,702
3.95% 11/15/27	20,195,000	21,705,567
4.1% 10/1/24	23,803,000	25,138,654
4.55% 10/1/29	27,295,000	30,427,428
CBRE Group, Inc.:
2.5% 4/1/31	23,518,000	23,653,431
4.875% 3/1/26	19,900,000	22,241,089
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,562,180
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,825,797
Post Apartment Homes LP 3.375% 12/1/22	1,860,000	1,889,814
Sun Communities Operating LP:
2.3% 11/1/28	7,110,000	7,100,963
2.7% 7/15/31	18,176,000	18,028,096
Tanger Properties LP:
2.75% 9/1/31	18,732,000	18,182,774
3.125% 9/1/26	16,602,000	17,149,737
3.875% 7/15/27	28,881,000	30,963,083
		252,798,315
TOTAL REAL ESTATE		1,110,463,643
UTILITIES - 1.7%
Electric Utilities - 0.9%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	15,724,000	15,991,837
3.743% 5/1/26	60,730,000	64,757,271
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,505,621
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	10,574,000	10,336,436
2.775% 1/7/32 (b)	19,219,000	18,989,255
Eversource Energy 2.8% 5/1/23	435,000	442,585
Exelon Corp.:
4.05% 4/15/30	7,291,000	8,100,750
4.7% 4/15/50	3,246,000	4,074,830
FirstEnergy Corp.:
4.75% 3/15/23	80,559,000	83,781,360
7.375% 11/15/31	56,726,000	76,546,064
IPALCO Enterprises, Inc. 3.7% 9/1/24	9,552,000	9,991,408
		294,517,417
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	6,879,947	8,399,126
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP 3.55% 6/15/26	6,732,000	7,160,168
The AES Corp.:
1.375% 1/15/26	30,500,000	29,598,913
2.45% 1/15/31	28,885,000	28,142,816
3.3% 7/15/25 (b)	37,234,000	38,552,084
3.95% 7/15/30 (b)	32,477,000	34,600,996
		138,054,977
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	4,149,000	4,582,045
4.05% 4/15/25	53,700,000	58,099,042
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	3,290,000	3,538,094
3.95% 4/1/50	5,775,000	6,597,345
NiSource, Inc. 2.95% 9/1/29	40,740,000	42,219,483
Puget Energy, Inc. 4.1% 6/15/30	14,579,000	15,759,121
Sempra Energy 6% 10/15/39	5,386,000	7,433,722
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2685% 5/15/67 (c)(d)	12,629,000	11,729,184
		149,958,036
TOTAL UTILITIES		590,929,556
TOTAL NONCONVERTIBLE BONDS (Cost $11,248,487,902)		11,888,963,588

U.S. Treasury Obligations - 30.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	896,321,000	869,011,220
2% 11/15/41	2,400,000	2,427,375
2% 8/15/51	1,412,404,000	1,439,769,328
2.375% 5/15/51	50,000	55,227
3% 2/15/49	794,760,000	977,120,162
U.S. Treasury Notes:
1.125% 2/15/31	1,005,019,000	975,378,789
1.25% 12/31/26	1,000,000,000	998,906,250
1.25% 4/30/28	2,172,413,000	2,152,640,632
1.375% 11/15/31 (e)(f)(g)	912,026,000	900,483,171
1.5% 11/30/28	800,000,000	803,125,000
1.625% 5/15/26	708,147,900	720,014,908
2% 5/31/24	311,790,000	320,352,046
2.125% 7/31/24	245,203,000	252,990,110
2.125% 11/30/24	264,890,000	273,726,566
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,518,083,097)		10,686,000,784

U.S. Government Agency - Mortgage Securities - 20.0%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.6%
12 month U.S. LIBOR + 1.390% 1.648% 5/1/33 (c)(d)	2,099	2,181
12 month U.S. LIBOR + 1.440% 1.779% 4/1/37 (c)(d)	27,311	28,581
12 month U.S. LIBOR + 1.460% 1.858% 1/1/35 (c)(d)	20,535	21,429
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (c)(d)	6,020	6,281
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (c)(d)	36,791	38,570
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (c)(d)	19,226	20,203
12 month U.S. LIBOR + 1.620% 1.875% 5/1/35 (c)(d)	43,220	45,237
12 month U.S. LIBOR + 1.620% 1.918% 3/1/33 (c)(d)	27,861	29,033
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (c)(d)	17,986	18,859
12 month U.S. LIBOR + 1.630% 1.905% 7/1/35 (c)(d)	96,225	100,827
12 month U.S. LIBOR + 1.630% 1.925% 11/1/36 (c)(d)	165,979	174,025
12 month U.S. LIBOR + 1.640% 1.896% 5/1/36 (c)(d)	58,610	61,566
12 month U.S. LIBOR + 1.640% 1.944% 6/1/47 (c)(d)	44,393	47,016
12 month U.S. LIBOR + 1.680% 1.995% 7/1/43 (c)(d)	457,339	479,323
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (c)(d)	40,466	42,426
12 month U.S. LIBOR + 1.710% 1.961% 3/1/36 (c)(d)	81,435	85,865
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (c)(d)	31,398	33,097
12 month U.S. LIBOR + 1.730% 2.023% 5/1/36 (c)(d)	80,244	84,685
12 month U.S. LIBOR + 1.730% 2.085% 3/1/40 (c)(d)	42,188	44,327
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (c)(d)	55,071	58,048
12 month U.S. LIBOR + 1.750% 2.08% 7/1/35 (c)(d)	28,558	29,972
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (c)(d)	31,317	32,966
12 month U.S. LIBOR + 1.800% 2.054% 12/1/40 (c)(d)	1,259,193	1,327,341
12 month U.S. LIBOR + 1.800% 2.158% 1/1/42 (c)(d)	89,933	94,499
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (c)(d)	35,115	37,120
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (c)(d)	14,093	14,893
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (c)(d)	31,154	32,769
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (c)(d)	48,811	51,518
12 month U.S. LIBOR + 1.820% 2.2% 2/1/35 (c)(d)	53,190	56,168
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (c)(d)	12,594	12,929
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (c)(d)	86,693	91,968
6 month U.S. LIBOR + 1.310% 1.438% 5/1/34 (c)(d)	57,966	59,834
6 month U.S. LIBOR + 1.420% 1.41% 9/1/33 (c)(d)	86,778	89,431
6 month U.S. LIBOR + 1.500% 1.704% 1/1/35 (c)(d)	63,023	65,576
6 month U.S. LIBOR + 1.510% 1.691% 2/1/33 (c)(d)	215	223
6 month U.S. LIBOR + 1.530% 1.7% 12/1/34 (c)(d)	31,369	32,659
6 month U.S. LIBOR + 1.530% 1.736% 3/1/35 (c)(d)	32,300	33,650
6 month U.S. LIBOR + 1.550% 1.675% 10/1/33 (c)(d)	3,786	3,936
6 month U.S. LIBOR + 1.560% 1.71% 7/1/35 (c)(d)	5,755	6,009
6 month U.S. LIBOR + 1.740% 1.865% 12/1/34 (c)(d)	1,052	1,101
6 month U.S. LIBOR + 1.960% 2.085% 9/1/35 (c)(d)	13,666	14,418
6 month U.S. LIBOR + 2.500% 2.625% 3/1/36 (c)(d)	50,369	53,100
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (c)(d)	19,167	20,246
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.345% 8/1/36 (c)(d)	260,168	274,988
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (c)(d)	45,642	47,954
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (c)(d)	43,430	45,584
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.537% 5/1/35 (c)(d)	25,358	26,686
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.529% 7/1/34 (c)(d)	69,138	72,605
1.5% 6/1/51 to 12/1/51	29,928,517	28,980,304
2% 7/1/50 to 12/1/51	462,844,131	463,412,776
2.5% 9/1/29 to 12/1/51	498,709,538	513,183,047
3% 12/1/28 to 11/1/51 (f)(g)(h)	295,271,386	310,300,131
3.25% 12/1/41	20,121	21,448
3.4% 7/1/42 to 9/1/42	370,227	395,891
3.5% 10/1/33 to 8/1/50	265,796,136	283,569,045
3.65% 5/1/42 to 8/1/42	132,848	143,663
3.9% 4/1/42	30,623	33,525
4% 3/1/36 to 11/1/49	184,993,561	199,822,748
4.25% 11/1/41	87,268	94,732
4.5% to 4.5% 12/1/23 to 9/1/49	105,044,359	114,187,040
5% 1/1/22	3	3
5% 1/1/22	4	4
5% 11/1/22 to 3/1/45	24,539,632	27,173,885
5.237% 8/1/41 (c)	916,736	1,017,485
5.5% 3/1/22 to 5/1/49	11,420,157	12,614,177
6% to 6% 2/1/22 to 1/1/42	11,823,762	13,649,102
6.5% 3/1/22 to 4/1/37	637,950	717,977
6.625% 2/1/39 (c)	666,102	731,184
7% to 7% 3/1/23 to 7/1/37	647,093	731,290
7.5% to 7.5% 4/1/22 to 2/1/32	490,525	554,094
8% 8/1/29 to 3/1/37	9,390	11,252
TOTAL FANNIE MAE		1,975,396,525
Freddie Mac - 5.0%
12 month U.S. LIBOR + 1.320% 1.634% 1/1/36 (c)(d)	21,679	22,506
12 month U.S. LIBOR + 1.370% 1.666% 3/1/36 (c)(d)	82,559	86,019
12 month U.S. LIBOR + 1.500% 1.839% 3/1/36 (c)(d)	61,936	64,872
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (c)(d)	133,484	140,615
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (c)(d)	245,903	258,967
12 month U.S. LIBOR + 1.750% 2.014% 12/1/40 (c)(d)	566,960	595,863
12 month U.S. LIBOR + 1.800% 2.05% 5/1/35 (c)(d)	116,350	122,662
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (c)(d)	28,649	30,340
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (c)(d)	5,562	5,884
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (c)(d)	20,169	21,242
12 month U.S. LIBOR + 1.900% 2.174% 10/1/42 (c)(d)	84,404	89,101
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (c)(d)	40,780	43,176
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (c)(d)	53,541	56,680
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (c)(d)	14,106	14,932
12 month U.S. LIBOR + 1.910% 2.197% 5/1/41 (c)(d)	38,871	41,180
12 month U.S. LIBOR + 2.020% 2.321% 4/1/38 (c)(d)	45,002	47,439
12 month U.S. LIBOR + 2.030% 2.293% 3/1/33 (c)(d)	811	848
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (c)(d)	37,579	39,679
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (c)(d)	56,146	59,322
6 month U.S. LIBOR + 1.120% 1.325% 8/1/37 (c)(d)	25,723	26,449
6 month U.S. LIBOR + 1.580% 1.705% 12/1/35 (c)(d)	2,490	2,600
6 month U.S. LIBOR + 1.650% 1.78% 4/1/35 (c)(d)	88,197	92,057
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (c)(d)	9,129	9,585
6 month U.S. LIBOR + 1.840% 1.97% 2/1/37 (c)(d)	13,952	14,681
6 month U.S. LIBOR + 1.880% 2.009% 10/1/36 (c)(d)	94,733	99,379
6 month U.S. LIBOR + 1.990% 2.122% 10/1/35 (c)(d)	34,928	36,711
6 month U.S. LIBOR + 2.020% 2.144% 6/1/37 (c)(d)	19,559	20,579
6 month U.S. LIBOR + 2.680% 2.812% 10/1/35 (c)(d)	49,564	52,384
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (c)(d)	64,652	67,868
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.371% 1/1/35 (c)(d)	4,314	4,556
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.387% 6/1/33 (c)(d)	121,530	127,356
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.515% 3/1/35 (c)(d)	232,793	245,062
1.5% 11/1/50 to 12/1/51	25,917,100	25,098,645
2% 6/1/50 to 12/1/51	402,959,443	403,359,049
2.5% 10/1/29 to 12/1/51	446,604,719	459,184,738
3% 6/1/31 to 10/1/51	360,067,236	378,216,847
3.5% 12/1/29 to 3/1/50	203,256,911	217,448,314
3.5% 8/1/47	16,229,649	17,337,323
4% 1/1/36 to 1/1/49	148,625,622	160,728,458
4% 4/1/48	28,927	31,069
4.5% 6/1/25 to 12/1/48	46,354,985	50,652,173
5% 8/1/33 to 7/1/41	14,463,456	16,197,815
5.5% 6/1/22	2,471	2,485
6% 1/1/23 to 12/1/37	1,110,212	1,271,207
6.5% 3/1/22 to 9/1/39	1,849,258	2,165,496
7% 3/1/26 to 9/1/36	421,179	486,170
7.5% 4/1/22 to 6/1/32	107,964	122,329
8% 7/1/24 to 4/1/32	15,026	16,983
8.5% 5/1/22 to 1/1/28	8,653	9,619
TOTAL FREDDIE MAC		1,734,869,314
Ginnie Mae - 4.7%
3% 5/15/42 to 7/20/51	189,079,102	196,238,119
3.5% 9/20/40 to 5/20/50	109,977,738	117,234,998
4% 7/15/39 to 6/20/49	199,583,627	213,140,826
4.5% 6/20/33 to 8/15/41	33,530,235	36,962,286
5.5% 7/15/33 to 9/15/39	1,243,274	1,408,287
6% to 6% 10/15/30 to 5/15/40	1,213,661	1,389,377
7% to 7% 11/15/22 to 3/15/33	1,173,042	1,326,532
7.5% to 7.5% 2/15/22 to 9/15/31	193,230	211,275
8% 3/15/22 to 11/15/29	29,780	32,160
8.5% 11/15/27 to 11/15/31	34,562	39,653
9% 1/15/23	36	37
2% 1/1/52 (i)	73,700,000	74,410,122
2% 1/1/52 (i)	30,700,000	30,995,804
2% 1/1/52 (i)	61,400,000	61,991,607
2% 1/1/52 (i)	30,400,000	30,692,913
2% 1/1/52 (i)	33,800,000	34,125,673
2% 1/1/52 (i)	19,300,000	19,485,961
2% 1/1/52 (i)	19,900,000	20,091,742
2% 1/1/52 (i)	14,500,000	14,639,712
2% 1/1/52 (i)	14,800,000	14,942,602
2% 2/1/52 (i)	23,000,000	23,179,386
2.5% 7/20/51	13,673,606	14,030,294
2.5% 1/1/52 (i)	43,700,000	44,794,012
2.5% 1/1/52 (i)	62,350,000	63,910,907
2.5% 1/1/52 (i)	49,900,000	51,149,227
2.5% 1/1/52 (i)	69,550,000	71,291,156
2.5% 1/1/52 (i)	34,800,000	35,671,204
2.5% 1/1/52 (i)	14,600,000	14,965,505
2.5% 1/1/52 (i)	27,950,000	28,649,717
3% 1/1/52 (i)	22,300,000	23,084,962
3% 1/1/52 (i)	5,450,000	5,641,841
3% 1/1/52 (i)	15,650,000	16,200,882
3% 1/1/52 (i)	21,700,000	22,463,842
3% 1/1/52 (i)	22,550,000	23,343,762
3% 2/1/52 (i)	22,550,000	23,302,360
3.5% 1/1/52 (i)	27,200,000	28,326,953
3.5% 1/1/52 (i)	26,550,000	27,650,022
3.5% 1/1/52 (i)	26,650,000	27,754,165
3.5% 1/1/52 (i)	33,700,000	35,096,262
3.5% 1/1/52 (i)	16,300,000	16,975,343
3.5% 1/1/52 (i)	14,950,000	15,569,410
3.5% 1/1/52 (i)	32,300,000	33,638,257
3.5% 1/1/52 (i)	40,450,000	42,125,928
3.5% 1/1/52 (i)	21,850,000	22,755,291
3.5% 1/1/52 (i)	8,800,000	9,164,602
3.5% 1/1/52 (i)	20,250,000	21,089,000
5% 12/15/32 to 4/20/48	14,959,398	16,618,441
6.5% 3/20/31 to 6/15/37	176,915	203,460
TOTAL GINNIE MAE		1,628,005,877
Uniform Mortgage Backed Securities - 4.7%
1.5% 1/1/37 (i)	35,000,000	35,136,448
1.5% 1/1/52 (i)	28,850,000	27,908,656
1.5% 1/1/52 (i)	95,850,000	92,722,520
1.5% 1/1/52 (i)	19,150,000	18,525,157
1.5% 1/1/52 (i)	65,850,000	63,701,387
1.5% 2/1/52 (i)	47,650,000	46,020,775
2% 1/1/52 (i)	88,950,000	88,735,969
2% 1/1/52 (i)	89,100,000	88,885,608
2% 1/1/52 (i)	83,200,000	82,999,804
2% 1/1/52 (i)	83,600,000	83,398,842
2% 1/1/52 (i)	58,150,000	58,010,079
2% 1/1/52 (i)	33,250,000	33,169,994
2% 1/1/52 (i)	45,450,000	45,340,638
2% 1/1/52 (i)	6,175,000	6,160,142
2% 1/1/52 (i)	10,900,000	10,873,772
2% 1/1/52 (i)	11,700,000	11,671,847
2% 1/1/52 (i)	3,000,000	2,992,781
2% 1/1/52 (i)	83,200,000	82,999,804
2% 2/1/52 (i)	83,350,000	82,967,115
2% 2/1/52 (i)	86,200,000	85,804,023
2.5% 1/1/52 (i)	47,250,000	48,246,701
2.5% 1/1/52 (i)	38,350,000	39,158,963
2.5% 1/1/52 (i)	35,700,000	36,453,063
2.5% 1/1/52 (i)	44,400,000	45,336,582
2.5% 1/1/52 (i)	24,650,000	25,169,972
2.5% 1/1/52 (i)	24,850,000	25,374,191
2.5% 1/1/52 (i)	12,200,000	12,457,349
2.5% 1/1/52 (i)	12,200,000	12,457,349
2.5% 1/1/52 (i)	36,500,000	37,269,938
2.5% 1/1/52 (i)	24,300,000	24,812,589
2.5% 1/1/52 (i)	24,100,000	24,608,370
2.5% 1/1/52 (i)	24,300,000	24,812,589
3% 1/1/52 (i)	48,500,000	50,263,809
3% 1/1/52 (i)	40,500,000	41,972,872
3% 1/1/52 (i)	26,000,000	26,945,547
3% 1/1/52 (i)	20,700,000	21,452,801
3% 1/1/52 (i)	24,600,000	25,494,633
3% 1/1/52 (i)	32,400,000	33,578,297
3% 1/1/52 (i)	20,200,000	20,934,617
3% 1/1/52 (i)	7,900,000	8,187,301
3% 1/1/52 (i)	7,900,000	8,187,301
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,641,200,195
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,951,638,118)		6,979,471,911

Asset-Backed Securities - 6.2%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	13,433,607	11,711,857
Series 2019-1 Class A, 3.844% 5/15/39 (b)	15,271,473	13,807,091
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	25,256,883	24,049,692
Class B, 4.458% 10/16/39 (b)	4,664,187	3,852,034
Series 2021-1A Class A, 2.95% 11/16/41 (b)	28,932,767	28,359,267
Series 2021-2A Class A, 2.798% 1/15/47 (b)	51,954,000	51,569,899
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	9,684,000	9,686,223
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 1/15/32 (b)(c)(d)	7,556,000	7,556,098
AIMCO CLO Ltd.:
Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.253% 10/17/34 (b)(c)(d)	17,910,000	17,868,037
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.3323% 1/17/32 (b)(c)(d)	28,570,000	28,550,030
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 1.1215% 4/20/34 (b)(c)(d)	43,014,000	42,593,452
Ajax Mortgage Loan Trust Series 2021-C Class A, 2.115% 1/25/61 (b)	5,622,405	5,596,238
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.4615% 1/20/33 (b)(c)(d)	13,523,000	13,525,150
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.2715% 7/20/34 (b)(c)(d)	21,007,000	20,971,414
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	10,740,601	10,079,969
Class B, 4.335% 1/16/40 (b)	2,108,877	1,500,799
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.4438% 10/15/32 (b)(c)(d)	24,769,000	24,772,790
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.3438% 1/15/33 (b)(c)(d)	34,720,000	34,724,271
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.2538% 7/15/34 (b)(c)(d)	26,517,000	26,502,150
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.1938% 4/15/34 (b)(c)(d)	29,947,000	29,833,052
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.3723% 4/17/33 (b)(c)(d)	60,917,000	60,931,437
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/36 (b)(c)(d)	17,946,000	17,949,159
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.3515% 1/20/32 (b)(c)(d)	28,600,000	28,600,400
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.4523% 1/17/33 (b)(c)(d)	21,586,000	21,589,950
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (b)(c)(d)	27,114,000	27,097,894
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	32,774,510	32,183,536
Class AA, 2.487% 12/16/41 (b)(c)	4,599,563	4,526,220
Series 2021-1A Class A, 2.443% 7/15/46 (b)	37,625,957	37,135,224
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.078% 5/25/29 (c)(d)	661,579	661,968
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 0.9739% 7/25/29 (c)(d)	384,979	385,521
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1138% 4/15/29 (b)(c)(d)	28,924,000	28,870,867
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	20,761,659	20,732,217
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	25,827,975	25,461,143
Class B, 5.095% 4/15/39 (b)	10,307,675	9,702,382
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	20,359,486	19,942,913
Series 2021-1A Class A, 3.474% 1/15/46 (b)	8,395,798	8,491,785
Cedar Funding Ltd. Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.1% 10/20/32 (b)(c)(d)	21,787,000	21,778,111
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.2626% 10/25/34 (b)(c)(d)	16,882,000	16,842,732
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.1815% 4/20/34 (b)(c)(d)	26,059,000	25,886,072
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.3244% 10/20/34 (b)(c)(d)	27,352,000	27,351,945
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 0.5598% 9/28/30 (c)(d)	133,471	133,308
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3315% 4/20/34 (b)(c)(d)	28,400,000	28,413,121
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.4415% 1/20/34 (b)(c)(d)	37,850,000	37,918,925
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (b)	4,651,132	4,667,167
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	25,408,075	26,519,170
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.31% 10/20/34 (b)(c)(d)	18,048,000	18,040,691
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.3423% 1/18/32 (b)(c)(d)	22,160,000	22,161,728
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3023% 4/17/33 (b)(c)(d)	20,000,000	20,007,740
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/35 (b)(c)(d)	23,913,000	23,917,209
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.2897% 2/20/35 (b)(c)(d)	14,569,000	14,560,069
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 4/15/31 (b)(c)(d)	12,634,000	12,641,505
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 1.2598% 1/15/35 (b)(c)(d)	32,919,000	32,891,183
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.3738% 1/15/34 (b)(c)(d)	6,000,000	6,003,132
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (b)	22,063,116	21,941,207
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (b)(c)	15,773,811	15,759,405
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.2613% 7/19/34 (b)(c)(d)	19,090,000	19,025,495
Class AR, 3 month U.S. LIBOR + 1.080% 0% 11/16/34 (b)(c)(d)	27,750,000	27,749,917
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4596% 11/20/33 (b)(c)(d)	27,700,000	27,722,188
Ford Credit Floorplan Master Owner Trust Series 2019-3 Class A1, 2.23% 9/15/24	12,531,000	12,680,083
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	11,682,349	11,333,101
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	14,360,657	14,070,933
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.2485% 10/22/34 (b)(c)(d)	19,246,000	19,200,676
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	22,374,000	22,619,734
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.120% 1.2269% 7/25/33 (c)(d)	909,184	908,664
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.3338% 1/15/33 (b)(c)(d)	13,900,000	13,901,432
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.2636% 4/19/34 (b)(c)(d)	30,470,000	30,469,939
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 1.1926% 1/22/35 (b)(c)(d)	32,026,000	31,968,770
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.2438% 7/15/34 (b)(c)(d)	19,039,000	19,028,395
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3283% 1/22/31 (b)(c)(d)	7,913,000	7,913,348
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 10/15/32 (b)(c)(d)	13,483,000	13,486,344
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.2715% 10/20/34 (b)(c)(d)	6,442,000	6,441,987
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 1.2622% 10/25/34 (b)(c)(d)	32,900,000	32,880,523
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 1/15/33 (b)(c)(d)	91,626,000	91,632,597
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.1515% 4/20/34 (b)(c)(d)	25,147,000	24,984,274
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 1.251% 1/25/35 (b)(c)(d)	23,616,000	23,596,163
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.1138% 1/15/34 (b)(c)(d)	26,100,000	26,108,848
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (b)	424,147	424,740
Series 2021-3A Class A, 0.65% 12/15/31 (b)	17,478,869	17,427,712
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2015% 10/20/30 (b)(c)(d)	28,992,000	28,992,087
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.1014% 8/10/23 (b)(c)(d)	50,000,000	49,830,250
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.7028% 7/26/66 (b)(c)(d)	439,262	440,107
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3469% 1/25/36 (c)(d)	1,481,348	1,482,714
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2682% 10/20/34 (b)(c)(d)	10,625,000	10,624,968
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)	21,235,620	21,826,034
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	8,040,731	7,995,709
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	22,729,499	22,036,418
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.2515% 4/20/34 (b)(c)(d)	35,857,000	35,837,709
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	22,262,467	21,618,016
Class B, 4.335% 3/15/40 (b)	2,308,845	1,994,635
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	28,285,000	29,024,695
1.884% 7/15/50 (b)	10,516,000	10,502,147
2.328% 7/15/52 (b)	8,041,000	8,208,112
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.6728% 12/15/27 (b)(c)(d)	401,150	401,161
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (b)	382,231	382,635
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	9,675,750	9,536,253
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.1836% 7/15/32 (b)(c)(d)	3,663,000	3,663,388
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.1036% 4/19/34 (b)(c)(d)	15,000,000	14,934,690
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.2115% 4/20/33 (b)(c)(d)	22,750,000	22,700,269
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1315% 1/20/29 (b)(c)(d)	19,234,000	19,223,229
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9619% 9/25/34 (c)(d)	63,433	62,800
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	35,024,362	34,377,585
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	33,582,311	33,247,875
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6777% 3/25/58 (b)(c)	1,030,118	1,065,168
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.6866% 4/6/42 (b)(c)(d)	3,641,000	2,656,364
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	24,046,810	23,997,692
Series 2021-4 Class A, 0.84% 9/20/31 (b)	31,721,950	31,409,683
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4015% 7/20/32 (b)(c)(d)	31,233,000	31,233,781
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.2836% 7/19/34 (b)(c)(d)	17,782,000	17,781,964
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.2815% 10/20/34 (b)(c)(d)	36,484,000	36,441,314
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2723% 7/16/34 (b)(c)(d)	17,721,000	17,701,135
TOTAL ASSET-BACKED SECURITIES (Cost $2,187,519,043)		2,175,612,999

Collateralized Mortgage Obligations - 1.1%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)	12,680,090	12,682,100
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	16,404,069	16,353,019
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	24,357,162	24,297,777
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	18,760,987	18,727,142
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	24,929,434	24,844,776
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (b)	21,930,341	21,923,850
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (b)(c)	9,000,000	9,066,177
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	17,458,402	18,020,923
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	12,562,799	13,176,709
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	10,894,933	10,768,476
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	8,898,048	8,919,363
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (c)(d)(j)	14,442	14,137
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.7419% 9/25/43 (c)(d)(j)	899,115	887,967
TOTAL PRIVATE SPONSOR		179,682,416
U.S. Government Agency - 0.6%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9019% 2/25/32 (c)(d)	8,822	8,978
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1039% 3/18/32 (c)(d)	16,322	16,668
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1019% 4/25/32 (c)(d)	18,846	19,296
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1019% 10/25/32 (c)(d)	24,321	24,860
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.8519% 1/25/32 (c)(d)	8,653	8,785
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9981% 12/25/33 (c)(k)(l)	312,217	75,518
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5781% 11/25/36 (c)(k)(l)	225,331	42,053
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 0.4019% 1/25/43 (c)(d)	899,013	901,407
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 0.4519% 5/25/47 (c)(d)	1,815,732	1,822,845
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 0.4019% 5/25/48 (c)(d)	1,029,589	1,031,637
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 0.4019% 6/25/48 (c)(d)	2,559,208	2,564,414
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,192	1,214
Series 1993-207 Class H, 6.5% 11/25/23	42,293	43,537
Series 1996-28 Class PK, 6.5% 7/25/25	16,863	17,411
Series 1999-17 Class PG, 6% 4/25/29	106,842	116,499
Series 1999-32 Class PL, 6% 7/25/29	117,457	128,477
Series 1999-33 Class PK, 6% 7/25/29	85,657	93,793
Series 1999-54 Class PH, 6.5% 11/18/29	203,567	214,683
Series 1999-57 Class PH, 6.5% 12/25/29	322,005	349,568
Series 2001-52 Class YZ, 6.5% 10/25/31	12,149	13,376
Series 2003-28 Class KG, 5.5% 4/25/23	17,713	18,105
Series 2005-102 Class CO 11/25/35 (m)	55,863	51,327
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.2851% 8/25/35 (c)(l)	14,747	19,048
Series 2005-81 Class PC, 5.5% 9/25/35	155,893	174,112
Series 2006-12 Class BO 10/25/35 (m)	270,978	249,560
Series 2006-15 Class OP 3/25/36 (m)	317,059	288,755
Series 2006-37 Class OW 5/25/36 (m)	29,038	25,937
Series 2006-45 Class OP 6/25/36 (m)	97,079	86,709
Series 2006-62 Class KP 4/25/36 (m)	157,703	144,188
Series 2012-149:
Class DA, 1.75% 1/25/43	422,618	424,494
Class GA, 1.75% 6/25/42	458,248	461,469
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	22,825	24,872
Series 1999-25 Class Z, 6% 6/25/29	95,084	102,312
Series 2001-20 Class Z, 6% 5/25/31	115,699	127,413
Series 2001-31 Class ZC, 6.5% 7/25/31	61,270	66,633
Series 2002-16 Class ZD, 6.5% 4/25/32	39,453	43,540
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.4481% 11/25/32 (c)(k)(l)	132,525	14,666
Series 2012-67 Class AI, 4.5% 7/25/27 (k)	204,257	10,341
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.5381% 12/25/36 (c)(k)(l)	153,965	35,078
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.3381% 5/25/37 (c)(k)(l)	81,571	17,630
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.5116% 9/25/23 (c)(l)	2,152	2,365
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9981% 3/25/33 (c)(k)(l)	19,720	4,241
Series 2005-72 Class ZC, 5.5% 8/25/35	1,288,216	1,390,815
Series 2005-79 Class ZC, 5.9% 9/25/35	686,445	773,849
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 40.0087% 6/25/37 (c)(l)	71,717	141,104
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.9887% 7/25/37 (c)(l)	107,800	212,739
Class SB, 39.600% - 1 month U.S. LIBOR 38.9887% 7/25/37 (c)(l)	32,753	56,014
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.2481% 3/25/38 (c)(k)(l)	534,161	102,118
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.9481% 12/25/40 (c)(k)(l)	535,297	92,801
Class ZA, 4.5% 12/25/40	232,571	260,063
Series 2010-139 Class NI, 4.5% 2/25/40 (k)	227,924	9,503
Series 2010-150 Class ZC, 4.75% 1/25/41	2,262,637	2,538,468
Series 2010-95 Class ZC, 5% 9/25/40	4,977,376	5,546,777
Series 2011-39 Class ZA, 6% 11/25/32	374,632	420,873
Series 2011-4 Class PZ, 5% 2/25/41	747,196	810,057
Series 2011-67 Class AI, 4% 7/25/26 (k)	68,317	2,808
Series 2011-83 Class DI, 6% 9/25/26 (k)	12,086	182
Series 2012-100 Class WI, 3% 9/25/27 (k)	1,326,545	88,553
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5481% 12/25/30 (c)(k)(l)	243,406	10,879
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4481% 6/25/41 (c)(k)(l)	202,501	6,833
Series 2013-133 Class IB, 3% 4/25/32 (k)	557,575	19,155
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9481% 1/25/44 (c)(k)(l)	375,231	70,016
Series 2013-51 Class GI, 3% 10/25/32 (k)	359,133	25,223
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.6181% 6/25/35 (c)(k)(l)	439,830	74,131
Series 2015-42 Class IL, 6% 6/25/45 (k)	2,305,881	433,912
Series 2015-70 Class JC, 3% 10/25/45	2,569,808	2,679,539
Series 2017-30 Class AI, 5.5% 5/25/47 (k)	1,229,535	235,711
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.0981% 10/25/47 (c)(k)(l)	13,897,466	2,199,246
Series 2018-3 Class SB, 6.150% - 1 month U.S. LIBOR 6.0481% 2/25/48 (c)(k)(l)	33,824,182	5,424,009
Series 2018-44 Class SA, 6.200% - 1 month U.S. LIBOR 6.0981% 6/25/48 (c)(k)(l)	8,554,658	1,270,775
Series 2019-67 Class SA, 6.050% - 1 month U.S. LIBOR 5.9481% 11/25/49 (c)(k)(l)	29,153,753	5,428,190
Series 2019-82 Class PI, 4% 6/25/49 (k)	9,477,109	1,050,590
Series 2020-13 Class A/S, 6.200% - 1 month U.S. LIBOR 6.0981% 8/25/48 (c)(k)(l)	11,898,451	1,766,613
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)	82,133	14,528
Series 343 Class 16, 5.5% 5/25/34 (k)	72,078	11,598
Series 348 Class 14, 6.5% 8/25/34 (c)(k)	50,692	10,891
Series 351:
Class 12, 5.5% 4/25/34 (c)(k)	30,130	5,389
Class 13, 6% 3/25/34 (k)	46,280	8,292
Series 359 Class 19, 6% 7/25/35 (c)(k)	25,871	5,106
Series 384 Class 6, 5% 7/25/37 (k)	321,338	55,618
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9098% 1/15/32 (c)(d)	7,156	7,287
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0098% 3/15/32 (c)(d)	10,059	10,276
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1098% 3/15/32 (c)(d)	10,063	10,283
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0098% 6/15/31 (c)(d)	17,620	17,944
Class FG, 1 month U.S. LIBOR + 0.900% 1.0098% 3/15/32 (c)(d)	5,512	5,617
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 0.4598% 8/15/47 (c)(d)	971,589	975,783
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3598% 5/15/37 (c)(d)	402,898	404,185
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	126,924	139,238
Series 2101 Class PD, 6% 11/15/28	10,372	11,377
Series 2121 Class MG, 6% 2/15/29	49,895	54,662
Series 2131 Class BG, 6% 3/15/29	374,418	411,241
Series 2137 Class PG, 6% 3/15/29	60,625	66,629
Series 2154 Class PT, 6% 5/15/29	99,332	109,162
Series 2162 Class PH, 6% 6/15/29	20,373	22,253
Series 2520 Class BE, 6% 11/15/32	150,838	169,955
Series 2693 Class MD, 5.5% 10/15/33	352,037	380,421
Series 2802 Class OB, 6% 5/15/34	147,303	162,575
Series 3002 Class NE, 5% 7/15/35	391,313	429,404
Series 3110 Class OP 9/15/35 (m)	138,755	133,394
Series 3119 Class PO 2/15/36 (m)	375,351	340,532
Series 3121 Class KO 3/15/36 (m)	55,585	50,874
Series 3123 Class LO 3/15/36 (m)	211,058	191,867
Series 3145 Class GO 4/15/36 (m)	220,111	200,969
Series 3189 Class PD, 6% 7/15/36	327,987	374,377
Series 3225 Class EO 10/15/36 (m)	111,918	100,787
Series 3258 Class PM, 5.5% 12/15/36	144,092	161,989
Series 3415 Class PC, 5% 12/15/37	147,712	162,171
Series 3786 Class HI, 4% 3/15/38 (k)	6,200	0
Series 3806 Class UP, 4.5% 2/15/41	682,590	738,670
Series 3832 Class PE, 5% 3/15/41	1,574,745	1,729,546
Series 4135 Class AB, 1.75% 6/15/42	344,390	347,153
Series 4765 Class PE, 3% 12/15/41	357,261	358,947
sequential payer:
Series 2135 Class JE, 6% 3/15/29	24,913	27,175
Series 2274 Class ZM, 6.5% 1/15/31	35,933	38,958
Series 2281 Class ZB, 6% 3/15/30	71,979	78,620
Series 2303 Class ZV, 6% 4/15/31	36,994	40,842
Series 2357 Class ZB, 6.5% 9/15/31	274,292	309,770
Series 2502 Class ZC, 6% 9/15/32	68,926	77,567
Series 2519 Class ZD, 5.5% 11/15/32	98,723	109,800
Series 2546 Class MJ, 5.5% 3/15/23	11,595	11,849
Series 2601 Class TB, 5.5% 4/15/23	5,142	5,265
Series 2998 Class LY, 5.5% 7/15/25	43,861	46,800
Series 3871 Class KB, 5.5% 6/15/41	1,871,661	2,125,747
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4903% 2/15/36 (c)(k)(l)	100,746	17,887
Series 2013-4281 Class AI, 4% 12/15/28 (k)	587,935	21,004
Series 2017-4683 Class LM, 3% 5/15/47	3,253,068	3,380,482
Series 2017-4720 Class IO, 4% 9/15/47 (k)	11,670,870	1,631,109
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.0903% 8/15/47 (c)(k)(l)	7,388,745	1,043,180
Series 2018-4765 Class IB, 4% 3/15/48 (k)	10,037,927	1,425,516
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.0866% 8/15/24 (c)(l)	19	20
Class SD, 86.400% - 1 month U.S. LIBOR 85.0232% 8/15/24 (c)(l)	30	33
Series 2933 Class ZM, 5.75% 2/15/35	1,529,558	1,718,497
Series 2935 Class ZK, 5.5% 2/15/35	1,309,020	1,471,290
Series 2947 Class XZ, 6% 3/15/35	615,216	699,204
Series 2996 Class ZD, 5.5% 6/15/35	1,025,674	1,156,050
Series 3237 Class C, 5.5% 11/15/36	1,524,575	1,692,978
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5503% 11/15/36 (c)(k)(l)	471,671	99,570
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6403% 3/15/37 (c)(k)(l)	706,383	164,090
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6503% 4/15/37 (c)(k)(l)	991,206	213,776
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4703% 6/15/37 (c)(k)(l)	368,125	65,995
Series 3949 Class MK, 4.5% 10/15/34	282,662	305,641
Series 4055 Class BI, 3.5% 5/15/31 (k)	623,877	26,087
Series 4149 Class IO, 3% 1/15/33 (k)	184,843	16,531
Series 4314 Class AI, 5% 3/15/34 (k)	219,267	11,322
Series 4427 Class LI, 3.5% 2/15/34 (k)	1,416,559	108,388
Series 4471 Class PA 4% 12/15/40	1,475,663	1,555,794
target amortization class Series 2156 Class TC, 6.25% 5/15/29	57,365	61,782
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 0.9893% 2/15/24 (c)(d)	12,210	12,258
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	41,258	45,055
Series 2056 Class Z, 6% 5/15/28	109,265	119,640
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 0.4098% 5/15/48 (c)(d)	1,659,522	1,662,185
Series 4386 Class AZ, 4.5% 11/15/40	3,149,763	3,444,628
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	1,342,220	1,429,923
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5825% 6/16/37 (c)(k)(l)	194,444	39,369
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.643% 3/20/60 (c)(d)(n)	2,554,393	2,561,806
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.423% 7/20/60 (c)(d)(n)	365,549	365,064
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.3811% 9/20/60 (c)(d)(n)	415,949	415,122
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.3811% 8/20/60 (c)(d)(n)	371,706	370,987
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4611% 12/20/60 (c)(d)(n)	932,199	932,024
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.5811% 12/20/60 (c)(d)(n)	986,740	988,848
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.5811% 2/20/61 (c)(d)(n)	1,098,665	1,100,788
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5711% 2/20/61 (c)(d)(n)	1,670,182	1,673,073
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.5811% 4/20/61 (c)(d)(n)	889,228	891,281
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.5811% 5/20/61 (c)(d)(n)	1,460,392	1,463,550
Class FC, 1 month U.S. LIBOR + 0.500% 0.5811% 5/20/61 (c)(d)(n)	1,068,098	1,070,537
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6111% 6/20/61 (c)(d)(n)	1,264,145	1,267,499
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6311% 9/20/61 (c)(d)(n)	3,363,767	3,374,603
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.6811% 10/20/61 (c)(d)(n)	1,433,609	1,439,398
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.5039% 8/20/42 (c)(d)	870,833	877,747
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.7811% 11/20/61 (c)(d)(n)	1,402,049	1,410,528
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.7811% 1/20/62 (c)(d)(n)	860,705	865,590
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7111% 1/20/62 (c)(d)(n)	1,231,005	1,236,820
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7111% 3/20/62 (c)(d)(n)	806,528	810,089
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7311% 5/20/61 (c)(d)(n)	21,355	21,487
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6011% 10/20/62 (c)(d)(n)	33,275	33,356
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.4411% 3/20/63 (c)(d)(n)	41,507	41,482
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.6811% 1/20/64 (c)(d)(n)	1,036,933	1,040,485
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.6811% 12/20/63 (c)(d)(n)	4,407,052	4,421,236
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.5811% 6/20/64 (c)(d)(n)	1,085,925	1,088,177
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.3811% 3/20/65 (c)(d)(n)	12,995	12,972
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3611% 5/20/63 (c)(d)(n)	24,453	24,388
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.2811% 4/20/63 (c)(d)(n)	21,216	21,130
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.4811% 12/20/62 (c)(d)(n)	61,726	61,751
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3539% 10/20/47 (c)(d)	2,699,360	2,701,911
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.4539% 11/20/48 (c)(d)	5,234,900	5,275,124
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4039% 5/20/48 (c)(d)	2,619,686	2,626,955
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4039% 6/20/48 (c)(d)	3,378,653	3,381,825
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.4039% 6/20/48 (c)(d)	3,007,580	3,023,543
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.6039% 10/20/49 (c)(d)	2,293,982	2,310,022
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5539% 2/20/49 (c)(d)	5,065,571	5,106,328
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.6039% 8/20/49 (c)(d)	3,516,961	3,561,194
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.7922% 12/20/40 (c)(l)	1,936,495	2,196,238
Series 2011-136 Class WI, 4.5% 5/20/40 (k)	91,470	5,295
Series 2016-69 Class WA, 3% 2/20/46	935,129	972,412
Series 2017-134 Class BA, 2.5% 11/20/46	509,162	524,151
Series 2017-153 Class GA, 3% 9/20/47	4,381,778	4,556,189
Series 2017-182 Class KA, 3% 10/20/47	3,549,558	3,687,650
Series 2018-13 Class Q, 3% 4/20/47	4,726,441	4,866,316
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	561,274	594,589
Series 2010-160 Class DY, 4% 12/20/40	3,977,559	4,219,484
Series 2010-170 Class B, 4% 12/20/40	893,258	947,779
Series 2013-H06 Class HA, 1.65% 1/20/63 (n)	140,534	140,908
Series 2017-139 Class BA, 3% 9/20/47	10,014,771	10,451,653
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3925% 5/16/34 (c)(k)(l)	115,194	19,849
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0925% 8/17/34 (c)(k)(l)	114,048	23,923
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.555% 6/16/37 (c)(l)	5,306	8,928
Series 2010-116 Class QB, 4% 9/16/40	314,898	334,998
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8425% 2/16/40 (c)(k)(l)	774,248	116,250
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.423% 5/20/60 (c)(d)(n)	1,090,661	1,089,219
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9961% 7/20/41 (c)(k)(l)	373,156	67,610
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5925% 6/16/42 (c)(k)(l)	422,323	81,122
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.5282% 4/20/39 (c)(l)	42,883	43,493
Series 2013-149 Class MA, 2.5% 5/20/40	3,853,449	3,923,989
Series 2014-2 Class BA, 3% 1/20/44	7,898,892	8,224,023
Series 2014-21 Class HA, 3% 2/20/44	2,952,278	3,075,150
Series 2014-25 Class HC, 3% 2/20/44	5,060,730	5,222,750
Series 2014-5 Class A, 3% 1/20/44	4,470,741	4,609,915
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)	41,826	42,771
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.64% 5/20/66 (c)(d)(n)	8,031,815	7,984,083
Series 2017-186 Class HK, 3% 11/16/45	4,255,332	4,420,542
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.49% 8/20/66 (c)(d)(n)	8,716,645	8,638,749
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2195% 5/20/65 (c)(n)	175,882	183,996
TOTAL U.S. GOVERNMENT AGENCY		217,074,771
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $406,301,785)		396,757,187

Commercial Mortgage Securities - 6.4%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,000,000	38,894,463
Class ANM, 3.112% 11/5/32 (b)	17,278,000	17,616,257
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	3,878,000	3,906,689
Class CNM, 3.7186% 11/5/32 (b)(c)	1,604,000	1,587,511
BANK:
sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52	2,858,000	3,004,812
Series 2020-BN25 Class XB, 0.4398% 1/15/63 (c)(k)	31,293,000	1,053,369
Bayview Commercial Asset Trust Series 2004-1, Class IO, 1.25% 4/25/34 (b)(k)	497,515	19,426
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	3,240,000	3,627,314
Series 2019-B14 Class XA, 0.7831% 12/15/62 (c)(k)	109,126,194	4,788,206
Series 2020-B17 Class XA, 1.4183% 3/15/53 (c)(k)	109,833,196	9,012,044
Series 2020-B18 Class XA, 1.7923% 7/15/53 (c)(k)	51,193,699	5,395,780
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.16% 11/15/28 (b)(c)(d)	15,266,000	15,277,917
BX Commercial Mortgage Trust:
floater:
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.11% 12/15/36 (b)(c)(d)	13,238,740	13,222,790
Class C, 1 month U.S. LIBOR + 1.120% 1.23% 12/15/36 (b)(c)(d)	10,562,434	10,539,224
Class D, 1 month U.S. LIBOR + 1.250% 1.36% 12/15/36 (b)(c)(d)	16,497,905	16,435,791
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 0.7991% 10/15/36 (b)(c)(d)	37,043,000	36,906,415
Class B, 1 month U.S. LIBOR + 0.890% 1.0088% 10/15/36 (b)(c)(d)	5,541,000	5,520,186
Class C, 1 month U.S. LIBOR + 1.090% 1.2086% 10/15/36 (b)(c)(d)	7,417,000	7,385,798
Class D, 1 month U.S. LIBOR + 1.290% 1.4083% 10/15/36 (b)(c)(d)	7,201,000	7,167,464
Class E, 1 month U.S. LIBOR + 1.940% 2.0575% 10/15/36 (b)(c)(d)	25,035,000	24,919,301
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7623% 5/15/38 (b)(c)(d)	31,100,000	30,964,261
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.986% 11/15/32 (b)(c)(d)	6,805,000	6,796,801
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.91% 12/15/36 (b)(c)(d)	42,305,683	42,280,236
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.11% 11/15/32 (b)(c)(d)	18,826,549	18,820,850
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.1976% 9/15/37 (b)(c)(d)	9,616,394	9,569,986
Class B, 1 month U.S. LIBOR + 1.320% 1.435% 9/15/37 (b)(c)(d)	10,937,082	10,665,550
Class D, 1 month U.S. LIBOR + 2.620% 2.735% 9/15/37 (b)(c)(d)	8,375,622	7,141,023
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.91% 11/15/35 (b)(c)(d)	9,692,200	9,686,356
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.41% 4/15/34 (b)(c)(d)	15,742,000	15,644,060
Class C, 1 month U.S. LIBOR + 1.600% 1.71% 4/15/34 (b)(c)(d)	10,407,000	10,302,564
Class D, 1 month U.S. LIBOR + 1.900% 2.01% 4/15/34 (b)(c)(d)	10,925,000	10,787,939
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.19% 10/15/36 (b)(c)(d)	11,924,650	11,909,677
Class C, 1 month U.S. LIBOR + 1.250% 1.36% 10/15/36 (b)(c)(d)	14,991,450	14,967,940
Class D, 1 month U.S. LIBOR + 1.450% 1.56% 10/15/36 (b)(c)(d)	21,234,700	21,194,696
Class E, 1 month U.S. LIBOR + 1.800% 1.91% 10/15/36 (b)(c)(d)	29,835,850	29,779,675
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.71% 12/15/36 (b)(c)(d)	13,401,573	13,342,708
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 0.96% 11/15/26 (b)(c)(d)	34,500,000	34,451,245
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.7259% 10/15/26 (b)(c)(d)	32,600,000	32,321,342
floater sequential payer Series 2021-SOAR Class A, 0.78% 6/15/38 (b)(c)	29,500,000	29,334,405
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.11% 4/15/34 (b)(c)(d)	29,901,000	29,844,708
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.03% 10/15/36 (b)(c)(d)	2,669,560	2,670,297
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	66,149,222	65,630,381
Class A2, 1.99% 7/15/60 (b)	25,948,667	25,491,558
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	47,948,455	47,057,750
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0598% 11/15/36 (b)(c)(d)	12,876,000	12,843,701
Class B, 1 month U.S. LIBOR + 1.250% 1.3598% 11/15/36 (b)(c)(d)	6,900,000	6,848,046
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.23% 6/15/34 (b)(c)(d)	41,992,492	41,941,833
Class B, 1 month U.S. LIBOR + 1.500% 1.61% 6/15/34 (b)(c)(d)	7,406,936	7,360,809
Class C, 1 month U.S. LIBOR + 1.750% 1.86% 6/15/34 (b)(c)(d)	8,366,929	8,293,386
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.51% 8/15/36 (b)(c)(d)	22,875,000	22,817,421
Class B, 1 month U.S. LIBOR + 1.900% 2.01% 8/15/36 (b)(c)(d)	7,044,000	7,000,147
Class C, 1 month U.S. LIBOR + 2.300% 2.41% 8/15/36 (b)(c)(d)	5,239,000	5,199,565
Class D, 1 month U.S. LIBOR + 3.050% 3.16% 8/15/36 (b)(c)(d)	6,469,000	6,404,078
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.056% 8/10/56 (c)(k)	52,058,044	3,258,506
COMM Mortgage Trust:
sequential payer:
Series 2012=CR5 Class AM, 3.223% 12/10/45 (b)	2,000,000	2,031,519
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,493,000	5,780,765
Series 2012-CR1 Class AM, 3.912% 5/15/45	3,250,000	3,269,183
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.09% 5/15/36 (b)(c)(d)	44,040,000	44,026,726
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	8,654,000	8,724,357
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	18,322,000	18,795,530
Class B, 4.5349% 4/15/36 (b)	5,603,000	5,691,987
Class C, 4.782% 4/15/36 (b)(c)	3,781,000	3,809,534
Class D, 4.782% 4/15/36 (b)(c)	7,560,000	7,425,354
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 0.8108% 11/15/38 (b)(c)(d)	51,838,000	51,531,363
Class B, 1 month U.S. LIBOR + 1.120% 1.23% 11/15/38 (b)(c)(d)	6,300,000	6,262,734
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.19% 7/15/38 (b)(c)(d)	16,565,818	16,587,623
Class B, 1 month U.S. LIBOR + 1.380% 1.49% 7/15/38 (b)(c)(d)	9,434,916	9,434,912
Class C, 1 month U.S. LIBOR + 1.700% 1.81% 7/15/38 (b)(c)(d)	6,955,813	6,955,809
Class D, 1 month U.S. LIBOR + 2.250% 2.36% 7/15/38 (b)(c)(d)	14,065,824	14,065,810
Freddie Mac:
floater:
Series 2021-F104 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 1/25/31 (c)(d)	25,000,000	25,000,000
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 2/25/31 (c)(d)	37,000,000	36,937,581
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (c)(d)	31,400,000	31,426,878
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (c)(d)	29,400,000	29,354,010
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.29% 3/25/31 (c)(d)	10,098,972	10,089,891
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.28% 4/25/31 (c)(d)	58,700,000	58,497,732
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.28% 5/25/28 (c)(d)	39,285,021	39,285,021
Series 2021-F114 Class A/S, 0.27% 5/25/31 (c)	73,132,000	73,067,264
Series 2021-F115 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.26% 6/25/31 (c)(d)	66,022,000	65,919,006
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.23% 8/25/28 (c)(d)	13,350,000	13,323,980
floater sequential payer Series 2021-KF124 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.27% 10/25/31 (c)(d)	100,895,000	100,712,320
sequential payer Series 2021-K136 Class A2, 2.127% 11/25/31	1,500,000	1,542,654
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 1.81% 9/15/31 (b)(c)(d)	9,907,754	9,847,562
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.06% 10/15/36 (b)(c)(d)	21,765,000	21,751,197
Class B, 1 month U.S. LIBOR + 1.150% 1.26% 10/15/36 (b)(c)(d)	3,364,000	3,360,344
Class C, 1 month U.S. LIBOR + 1.550% 1.66% 10/15/36 (b)(c)(d)	2,773,000	2,768,751
Series 2011-GC5 Class A/S, 5.1582% 8/10/44 (b)(c)	6,011,340	6,035,480
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	14,957,000	15,168,336
Series 2013-GC16 Class A/S, 4.649% 11/10/46	3,955,000	4,149,919
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	6,681,000	6,875,824
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	1,558,000	1,568,580
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.11% 9/15/29 (b)(c)(d)	14,308,000	14,271,662
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (b)	14,000,000	14,142,316
Series 2012-CBX Class A/S, 4.2707% 6/15/45	3,100,000	3,131,067
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	3,450,000	3,560,820
Class DFX, 5.3503% 7/5/33 (b)	5,907,000	6,078,788
Class EFX, 5.5422% 7/5/33 (b)	7,262,000	7,396,757
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.81% 3/15/38 (b)(c)(d)	30,911,000	30,843,821
Class B, 1 month U.S. LIBOR + 0.880% 0.99% 3/15/38 (b)(c)(d)	7,459,000	7,384,127
Class C, 1 month U.S. LIBOR + 1.100% 1.21% 3/15/38 (b)(c)(d)	4,693,000	4,645,885
Class D, 1 month U.S. LIBOR + 1.400% 1.51% 3/15/38 (b)(c)(d)	6,528,000	6,462,460
Class E, 1 month U.S. LIBOR + 1.750% 1.86% 3/15/38 (b)(c)(d)	5,703,000	5,645,757
Merit floater:
Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.26% 8/15/37 (b)(c)(d)	7,837,554	7,835,196
Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.81% 7/15/38 (b)(c)(d)	17,747,000	17,680,236
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 0.9107% 4/15/38 (b)(c)(d)	33,700,000	33,626,096
Morgan Stanley BAML Trust:
sequential payer:
Series 2016-C28 Class A3, 3.272% 1/15/49	27,128,074	27,906,330
Series 2017-C33 Class A4, 3.337% 5/15/50	36,600,000	38,673,683
Series 2012-C5 Class A/S, 3.792% 8/15/45	12,500,000	12,601,089
Series 2012-C6 Class A/S, 3.476% 11/15/45	11,700,000	11,852,119
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.36% 8/15/33 (b)(c)(d)	744,734	742,931
Class C, 1 month U.S. LIBOR + 1.500% 1.61% 8/15/33 (b)(c)(d)	1,792,949	1,783,090
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	42,970,000	44,004,176
Series 2018-H4 Class A4, 4.31% 12/15/51	11,843,000	13,474,671
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	5,415,000	5,455,462
Class C, 3.1771% 11/10/36 (b)(c)	5,196,000	5,170,284
Series 2021-L6 Class XA, 1.238% 6/15/54 (c)(k)	49,079,202	4,110,560
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5539% 12/15/37 (b)(c)(d)	10,141,353	10,135,015
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	536,524	630,178
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 0.91% 4/15/36 (b)(c)(d)	12,400,000	12,392,843
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (b)(c)(d)	35,261,000	35,096,035
Class B, 1 month U.S. LIBOR + 1.070% 1.1798% 11/15/38 (b)(c)(d)	20,195,000	20,053,346
Class C, 1 month U.S. LIBOR + 1.320% 1.429% 11/15/38 (b)(c)(d)	12,543,000	12,449,291
Class D, 1 month U.S. LIBOR + 1.570% 1.6782% 11/15/38 (b)(c)(d)	8,243,000	8,177,701
UBS Commercial Mortgage Trust Series 2012-C1 Class A/S, 4.171% 5/10/45	18,857,000	18,861,058
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	29,470,000	29,132,648
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,400,000	1,385,816
Class X, 0.4294% 10/10/42 (b)(c)(k)	40,100,000	1,324,968
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.31% 5/15/31 (b)(c)(d)	19,889,000	19,877,001
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	16,246,000	16,968,783
Series 2016-LC24 Class A3, 2.684% 10/15/49	19,800,000	20,321,213
Series 2018-C46 Class XA, 0.9349% 8/15/51 (c)(k)	53,359,466	2,183,635
Series 2018-C48 Class A5, 4.302% 1/15/52	13,797,000	15,659,089
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	27,181,000	28,164,623
Series 2012-C8 Class A/S, 3.66% 8/15/45	11,619,000	11,720,330
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,234,831,498)		2,232,992,749

Municipal Securities - 0.8%
	Principal Amount (a)	Value ($)
California Gen. Oblig.:
Series 2009:
7.35% 11/1/39	2,420,000	3,819,406
7.55% 4/1/39	28,540,000	47,629,122
Series 2010, 7.625% 3/1/40	1,640,000	2,716,270
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	615,000	615,078
Series 2010 C1, 7.781% 1/1/35	7,020,000	9,820,795
Series 2012 B, 5.432% 1/1/42	6,950,000	8,429,535
Series 2008 E, 6.05% 1/1/29	395,000	430,155
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	11,637,818	12,083,718
5.1% 6/1/33	20,175,000	23,319,966
Series 2010-1, 6.63% 2/1/35	45,930,000	56,115,221
Series 2010-3:
6.725% 4/1/35	39,580,000	48,677,681
7.35% 7/1/35	18,315,000	23,054,909
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,466,000	40,804,308
TOTAL MUNICIPAL SECURITIES (Cost $255,106,284)		277,516,164

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
State of Qatar:
3.4% 4/16/25 (b)	11,185,000	11,858,197
3.75% 4/16/30 (b)	14,185,000	15,915,570
4.4% 4/16/50 (b)	13,195,000	16,328,813
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $38,518,508)		44,102,580

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank:
3.35% 2/6/23	5,980,000	6,123,039
4.682% 8/9/28 (c)	23,162,000	24,207,209
KeyBank NA 6.95% 2/1/28	850,000	1,069,362
Regions Bank 6.45% 6/26/37	30,566,000	42,798,529
TOTAL BANK NOTES (Cost $65,338,381)		74,198,139

Money Market Funds - 11.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (o)	3,688,756,443	3,689,494,195
Fidelity Securities Lending Cash Central Fund 0.08% (o)(p)	274,069,423	274,096,830
TOTAL MONEY MARKET FUNDS (Cost $3,963,586,802)		3,963,591,025

TOTAL INVESTMENT IN SECURITIES - 110.7% (Cost $37,869,411,418)	38,719,207,126
NET OTHER ASSETS (LIABILITIES) - (10.7)%	(3,740,289,233)
NET ASSETS - 100.0%	34,978,917,893

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 1/1/52	(23,000,000)	(23,221,612)
3% 1/1/52	(22,550,000)	(23,343,762)
3% 1/1/52	(22,550,000)	(23,343,762)

TOTAL GINNIE MAE		(69,909,136)

Uniform Mortgage Backed Securities
1.5% 1/1/52	(47,650,000)	(46,095,233)
2% 1/1/52	(24,000,000)	(23,942,251)
2% 1/1/52	(24,000,000)	(23,942,251)
2% 1/1/52	(83,350,000)	(83,149,443)
2% 1/1/52	(86,200,000)	(85,992,586)
2% 1/1/52	(3,000,000)	(2,992,781)
2% 1/1/52	(83,200,000)	(82,999,804)
2.5% 1/1/52	(24,400,000)	(24,914,698)
2.5% 1/1/52	(34,400,000)	(35,125,640)
3% 1/1/52	(20,200,000)	(20,934,617)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(430,089,304)

TOTAL TBA SALE COMMITMENTS (Proceeds $499,458,877)		(499,998,440)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,390	Mar 2022	181,351,563	954,741	954,741

Sold

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,141	Mar 2022	248,934,109	448,618	448,618
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,042	Mar 2022	126,057,578	86,672	86,672
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,615	Mar 2022	259,106,563	(506,435)	(506,435)

TOTAL SOLD					28,855

TOTAL FUTURES CONTRACTS					983,596
The notional amount of futures purchased as a percentage of Net Assets is 0.5%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	29,760,000	(28,790)	(99,241)	(128,031)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	11,100,000	(37,214)	(10,539)	(47,753)

TOTAL CREDIT DEFAULT SWAPS						(66,004)	(109,780)	(175,784)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
0.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Mar 2024	99,720,000	(30,409)	0	(30,409)
1%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Mar 2027	42,170,000	8,674	0	8,674
1.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Mar 2029	10,462,000	1,165	0	1,165
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Mar 2052	3,078,000	(32,952)	0	(32,952)
TOTAL INTEREST RATE SWAPS							(53,522)	0	(53,522)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,371,645,087 or 15.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,955,753.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,279,248.

(h)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,960,271.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Level 3 security
(k)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(l)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(m)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(n)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	3,710,034,505	3,222,511,099	3,243,051,409	650,705	-	-	3,689,494,195	6.7%
Fidelity Securities Lending Cash Central Fund 0.08%	841,382,960	2,415,740,219	2,983,026,349	210,683	-	-	274,096,830	0.9%
Total	4,551,417,465	5,638,251,318	6,226,077,758	861,388	-	-	3,963,591,025

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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